Consumer Loans Receivable, net (Details 3) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Jan. 31, 2012	Sep. 30, 2011
Contractually required payments including interest	276,918	319,906
Nonaccretable difference	(269,888)	(268,415)
Cash flows expected to be collected	7,030	51,491
Accretable yield	(445)	(1,477)	(1,477)
Carrying amount	6,585	50,014